Related party and employee transactions	6 Months Ended
Jun. 30, 2015
Related party and employee transactions [Abstract]
Related party and employee transactions

10. Related party and employee transactions

(a) Amounts due from related party

	December 31, 2014	June 30, 2015
	US$	US$
	(Audited)	(Unaudited)
Due from related party	125,374,349	81,998,191

This balance represents a receivable due from Shaanxi Zhongmao Economy Development Co., Ltd., the Company's joint venture, which has no fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid within the next 12 months.

(b) Amounts due from employees

	December 31, 2014	June 30, 2015
	US$	US$
	(Audited)	(Unaudited)
Advances to employees	50,057	1,638,292

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.